Note 10 - Subsequent Events (Details Textual) - USD ($)	Jul. 31, 2024	Jul. 24, 2024
Subsequent Event [Member] | Promissory Note to Director [Member]
Payments to Acquire Loans Receivable	$ 100,000
Loan Receivable, Interest Rate	10.00%
USWM Loan Agreement [Member]
Debt Instrument, Face Amount		$ 1,500,000
USWM Loan Agreement [Member] | Subsequent Event [Member]
Debt Instrument, Face Amount		1,500,000
Debt Instrument, Covenant, Qualifying Financing Threshold		1,875,000
Debt Instrument, Periodic Payment		$ 375,000
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Covenant, Qualifying Transaction Threshold		$ 1,000,000